Revenue from Contracts with Customers and Relevant Contract Assets and Liabilities	12 Months Ended
Dec. 31, 2021
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Revenue from Contracts with Customers and Relevant Contract Assets and Liabilities
26.	Revenue from Contracts with Customers and Relevant Contract Assets and Liabilities
The Group has recognized the following amounts relating to revenue in the Consolidated Statements of Profit or Loss:

(In millions of Korean won)	2019		2020		2021
Revenue from contracts with customers	￦	24,441,122	￦	23,895,631	￦	24,712,128
Revenue from other sources		198,636		203,763		185,877
Other income (Note 27)		259,431		341,253		307,654

Total revenue	￦	24,899,189	￦	24,440,647	￦	25,205,659

Operating revenues for the years ended December 31, 2019, 2020 and 2021 are as follows:

(In millions of Korean won)	2019		2020		2021
Mobile services	￦	6,795,124	￦	6,805,218	￦	6,936,485
Fixed-line services		4,866,698		4,827,015		4,960,338
Fixed-line and VoIP telephone services		1,578,546		1,463,553		1,465,059
Broadband Internet access services		2,177,447		2,256,188		2,343,591
Data communication services		1,110,705		1,107,274		1,151,689
Media and content		2,516,256		2,637,691		2,800,630
Financial services		3,641,655		3,493,920		3,661,896
Sale of goods		4,194,168		3,593,127		3,532,973
Others		2,885,288		3,083,676		3,313,337

Total	￦	24,899,189	￦	24,440,647	￦	25,205,659

Mobile and fixed-line service
Telecommunication service revenues include mobile and fixed-line (e.g., fixed-line and VoIP telephone, broadband internet access services and data communication services). These services represent a series of distinct services that are considered a separate performance obligation. Service revenue is recognized when services are provided, based upon either usage (e.g., minutes of traffic/bytes of data processed) or period of time (e.g., monthly service fees).
Media and content services
Revenue from media and content services primarily consists of installation fees and basic monthly charges of IPTV and satellite TV services, as well as revenue from digital content distribution, digital music streaming and downloading. Media and contents services revenue are recognized when services are provided, based upon either usage or period of time.
Financial services
Financial services primarily include commissions for merchant fees paid by merchants to credit card companies for processing transactions. Revenue from the commission is recognized when the service obligation is performed.
Sale of goods
Revenue from sale of goods, primarily handsets related to our mobile services is recognized when a performance obligation is satisfied by transferring promised goods to customers.
The contract assets and liabilities recognized in relation to the revenues from contracts with customers are as follows:

(In millions of Korean won)	December 31, 2020		December 31, 2021
Contract assets 1	￦	672,672	￦	821,901
Contract liabilities 1		413,707		360,098
Deferred revenue 2	￦	89,694	￦	81,136

1
The Group recognized contract assets of
￦
76,816 million and contract liabilities of
￦
 36,447 million for long term construction contracts as at December 31, 2021 (2020: contract assets of
￦
86,234 million and contract liabilities of
￦
29,574 million). The Group recognizes contract assets as trade and other receivables, and contract liabilities as other current liabilities.

2	Deferred revenue recognized relating to government grant is excluded .
The contract costs recognized as assets are as follows:

(In millions of Korean won)	2019		2020		2021
Incremental cost of contract establishment	￦	1,764,009	￦	1,726,191	￦	1,726,401
Cost of Contract performance		85,234		78,757		74,843
As at December 31,
2021, the Group recognized
￦
 1,842,621
million (2019: ￦ 1,681,039 million, 2020:
￦
1,831,638 million) of operating expenses related to contract cost assets.
The recognized revenue arising from carried-forward contract liabilities from prior year is as follows:

(In millions of Korean won)	2019		2020		2021
Revenue recognized that was included in the contract liability balance at the beginning of the year
Allocation of the transaction price	￦	266,478	￦	251,975	￦	275,965
Deferred revenue of joining/installment fee		44,032		42,685		42,100

Total	￦	310,510	￦	294,660	￦	318,065